Related party transactions, Transactions with Related Parties and Equity Affiliates (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [Abstract]
Trade receivables		€ 104.3	€ 60.0
Trade payables		14.3	33.7
Revenue		239.7	94.0	€ 227.7
Expenses		(154.8)	(19.5)	(46.3)
JGC Corporation [Member]
Related party transactions [Abstract]
Trade receivables		41.7	30.9
Revenue		40.6	42.5	98.3
Expenses		0.0	(0.4)	(18.6)
CTEP France [Member]
Related party transactions [Abstract]
Trade receivables		31.9	0.0
Revenue		106.9	0.0	0.0
Expenses		(61.1)	0.0	0.0
TKJV [Member]
Related party transactions [Abstract]
Trade receivables		8.5	0.0
Revenue		7.9	0.0	0.0
TTSJV WLL [Member]
Related party transactions [Abstract]
Trade receivables		4.6	12.1
Trade payables		1.7	0.0
Revenue		25.6	41.7	113.9
Expenses		(6.3)	0.0	0.0
TPIT & DAR Engineering [Member]
Related party transactions [Abstract]
Trade receivables		4.1	2.6
Novarctic [Member]
Related party transactions [Abstract]
Trade receivables		2.1	7.0
Revenue		9.3	8.5	0.0
Others [Member]
Related party transactions [Abstract]
Trade receivables		11.4	7.4
Trade payables		2.9	3.3
Revenue		19.4	1.3	15.5
Expenses		(6.6)	(2.0)	(5.3)
CTEP Japan [Member]
Related party transactions [Abstract]
Trade payables		6.3	0.0
Expenses		(62.4)	0.0	0.0
Chiyoda [Member]
Related party transactions [Abstract]
Trade payables		3.4	11.6
Expenses		(6.2)	(1.2)	(22.4)
Sofresid [Member]
Related party transactions [Abstract]
Expenses		(6.9)	0.0	0.0
Saipem [Member]
Related party transactions [Abstract]
Trade payables		0.0	12.7
Expenses		(5.3)	(15.9)	0.0
Suez Group S.A. [Member]
Related party transactions [Abstract]
Trade payables	[1]	0.0	6.1
SASOL [Member]
Related party transactions [Abstract]
Revenue		16.1	0.0	0.0
Nipigas [Member]
Related party transactions [Abstract]
Revenue		€ 13.9	€ 0.0	€ 0.0

[1]	Prior to March 2020 Ms. Debon held various positions with Suez Group, the latest of which was Deputy Chief Executive Officer of the Suez Group. Following her departure from the Suez Group, the Suez Group is no longer a related party.